Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease under Non-Cancelable Operating Lease

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through December 2024. As of December 31, 2018, future minimum lease under non-cancelable operating lease agreements were as follows:

Operating Lease
RMB
Years Ending December 31,
2019	57,651
2020	52,982
2021	58,350
2022	49,371
2023	39,690
Thereafter	13,993

Total	272,037

Schedule of Purchase Commitments Related to Royalty Fee	As of December 31, 2018, purchase commitments related to royalty fee of content were as follows:

Royalty Fee
RMB
Years Ending December 31, 2019	3,050

Total	3,050

Schedule of Capital Commitments Related to Royalty Fee	As of December 31, 2018, capital commitments related to construction in progress were as follows:

Royalty Fee
RMB
Years Ending December 31, 2019	8,220

Total	8,220